Jul. 31, 2020
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated November 24, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated

July 31, 2020 (as revised August 17, 2020) and the

Statement of Additional Information (the “SAI”) dated

July 31, 2020 (as revised October 28, 2020)

for the iShares U.S. Real Estate ETF (IYR) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around January 25, 2021 (the “New Index Effective Date”):

Current Underlying Index	New Underlying Index
Dow Jones U.S. Real Estate Index	Dow Jones U.S. Real Estate Capped Index

Change in the Fund’s “Principal Investment Strategies”

On the New Index Effective Date, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Dow Jones U.S. Real Estate Capped Index (the “Underlying Index”), which measures the performance of the real estate sector of the U.S. equity market, as defined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials and real estate investment trust (“REITs”) industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.